Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,402,936.32
Previously Paid Amount	0
Total Fee Amount	1,439.59
Total Offset Amount	0
Net Fee	$ 1,439.59